Note 19 - Equity Incentive Plan (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Apr. 13, 2019	Jun. 30, 2016	Apr. 30, 2009
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)	243,838
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance (in dollars per share)	$ 55.74
Deferred Compensation Liability, Current and Noncurrent, Total	$ 1,575,000	$ 1,660,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)	$ 22.64	$ 22.10	$ 14.92
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	$ 4,766,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)	3 years 8 months 12 days
Stock Appreciation Rights (SARs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance (in shares)	170,940
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Ending Balance (in dollars per share)	$ 54.26
Stock Appreciation Rights (SARs) [Member] | Other Liabilities [Member]
Deferred Compensation Liability, Current and Noncurrent, Total	$ 3,020,000	$ 2,708,000
Options and Stock Appreciation Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Intrinsic Value of Awards Exercised During Period	$ 1,310,000	$ 962,000	$ 463,000
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance (in shares)	1,075	1,250
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Ending Balance (in dollars per share)	$ 64.03	$ 62.10
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	$ 60,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)	1 year 9 months 14 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value	$ 42,000
The 2009 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)						100,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in shares)				0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)	5,476
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance (in dollars per share)	$ 35.42
The 2016 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)					750,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in shares)	245,731
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)	238,362
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance (in dollars per share)	$ 56.21
The 2016 Equity Incentive Plan [Member] | Stock Appreciation Rights (SARs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance (in shares)	170,940
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Ending Balance (in dollars per share)	$ 54.26